UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Prudential Sector Funds, Inc.

(d/b/a JennisonDryden Sector Funds)

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 11/30/2009

Date of reporting period: 5/31/2009

Explanatory Note

This filing is an amendment to the registrant’s original Certified Shareholder Report on Form N-CSRS filed by the registrant on August 4, 2009, relating to its period ended May 31, 2009.

Following is the amended Jennison Utility Fund Semi Annual Report dated May 31, 2009. The amendment reflects changes in the Financial Highlights to the Net Assets and Average Net Assets for the six month period ended May 31, 2009, due to a typographical error incorrectly reflecting additional thousands notation for net assets and average net asset amounts for Classes B, C and Z.

This amendment does not reflect events occurring after the filing of the registrant’s original report, and, other than amend the pages noted above, does not modify or update the disclosure in the report in any way.

Item 1 – Reports to Stockholders

MAY 31, 2009	SEMIANNUAL REPORT

Jennison Utility Fund

FUND TYPE

Sector stock

OBJECTIVE

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

July 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Utility Fund

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund, a series of JennisonDryden Sector Funds, Inc. is total return through a combination of capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.96%; Class B, 1.66%; Class C, 1.66%; Class R, 1.41%; Class Z, 0.66%. Net operating expenses: Class A, 0.96%; Class B, 1.66%; Class C, 1.66%; Class R, 1.16%; Class Z, 0.66%, after contractual reduction through 3/31/2010 for Class R shares.

Cumulative Total Returns as of 5/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	1.88%	–45.92%	35.58%	54.21%	—
Class B	1.50	–46.32	30.51	43.03	—
Class C	1.50	–46.28	30.56	43.08	—
Class R	1.63	–46.05	N/A	N/A	–28.25% (8/22/06)
Class Z	1.91	–45.78	37.24	57.89	—
S&P 500 Utility TR Index[2]	–8.84	–32.52	35.69	16.52	**
S&P 500 Index[3]	4.07	–32.55	–9.15	–15.86	***
Lipper Utility Funds Avg.[4]	–1.85	–34.42	32.46	28.60	****

Average Annual Total Returns[5] as of 6/30/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		–46.33%	4.89%	4.07%	—
Class B		–46.39	5.16	3.89	—
Class C		–44.13	5.30	3.89	—
Class R		–43.28	N/A	N/A	–10.18% (8/22/06)
Class Z		–43.03	6.35	4.92	—
S&P 500 Utility TR Index[2]		–28.22	7.12	2.46	**
S&P 500 Index[3]		–26.20	–2.24	–2.22	***
Lipper Utility Funds Avg.[4]		–30.78	5.91	2.48	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Standard & Poor’s 500 Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged market capitalization-weighted index representing three utility groups and, within three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors, and eight telephone companies.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/09 is –15.26% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/09 is –3.86% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/09 is –25.09% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/09 is –9.63% for Class R.

****Lipper Utility Funds Average Closest Month-End to Inception cumulative total return as of 5/31/09 is –15.33% for Class R. Lipper Utility Funds Average Closest Month-End to Inception average annual total return as of 6/30/09 is –4.79% for Class R.

Investors can not invest directly in an index. The returns for the S&P 500 Utility TR Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/09
NRG Energy, Inc., Independent Power Producers & Energy Traders	4.1%
PPL Corp., Electric Utilities	3.3
Sempra Energy, Multi-Utilities	3.2
Entergy Corp., Electric Utilities	2.9
Allegheny Energy, Inc., Electric Utilities	2.8

Holdings reflect only long-term investments and are subject to change.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 5/31/09
Electric Utilities	26.4%
Multi-Utilities	15.2
Independent Power Producers & Energy Traders	9.5
Diversified Telecommunication Services	8.9
Oil, Gas & Consumable Fuels	8.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2008, at the beginning of the period, and held through the six-month period ended May 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Sector Funds, Inc./Jennison Utility Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Utility Fund		Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,018.80	0.96%	$4.83
	Hypothetical	$1,000.00	$1,020.14	0.96%	$4.84

Class B	Actual	$1,000.00	$1,015.00	1.66%	$8.34
	Hypothetical	$1,000.00	$1,016.65	1.66%	$8.35

Class C	Actual	$1,000.00	$1,015.00	1.66%	$8.34
	Hypothetical	$1,000.00	$1,016.65	1.66%	$8.35

Class R	Actual	$1,000.00	$1,016.30	1.16%	$5.83
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class Z	Actual	$1,000.00	$1,019.10	0.66%	$3.32
	Hypothetical	$1,000.00	$1,021.64	0.66%	$3.33

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS 93.6%

Commercial Services & Supplies 1.0%
3,039,500	EnergySolutions, Inc.	$24,528,765

Construction & Engineering 0.8%
1,578,900	Chicago Bridge & Iron Co., NV	20,383,599

Diversified Telecommunication Services 8.9%
3,823,800	Alaska Communications Systems Group, Inc.(b)	25,887,126
1,790,500	AT&T, Inc.	44,386,495
3,335,934	Chungwa Telecom Co. Ltd., ADR (Taiwan)(b)	63,416,106
1,667,700	Consolidated Communications Holdings, Inc.	17,177,310
2,004,200	Deutsche Telekom AG (Germany)	23,027,265
500,800	France Telecom SA (France)	12,212,735
1,871,700	Koninklijke KPN NV (Netherlands)	24,628,760
1,706,000	Maxcom Telecomunicaciones SAB De CV, ADR (Mexico)(a)	5,800,400

		216,536,197

Electric Utilities 26.4%
2,717,700	Allegheny Energy, Inc.	67,942,500
1,833,900	American Electric Power Co., Inc.	48,304,926
559,100	CEZ AS (Czech Republic)	25,458,731
1,880,250	Cia Energetica de Minas Gerais, ADR (Brazil)	24,875,708
2,026,200	Cleco Corp.	41,456,052
306,400	CPFL Energia SA (Brazil)	5,025,172
	CPFL Energia SA 144A (Brazil)
725,300	(original cost $11,395,643; purchased 5/19/09)(e)(f)	11,895,421
863,600	Edison International	25,251,664
956,229	Entergy Corp.	71,353,808
658,900	Exelon Corp.	31,633,789
402,891	FirstEnergy Corp.	15,225,251
1,335,789	Great Plains Energy, Inc.	20,130,340
3,649,936	Iberdrola SA (Spain)	31,344,646
2,957,600	NV Energy, Inc.	29,576,000
1,439,600	Pepco Holdings, Inc.(b)	18,686,008
1,057,600	Portland General Electric Co	19,026,224
2,449,900	PPL Corp.(b)	79,548,252
983,000	Progress Energy, Inc.	34,906,330
1,386,000	Southern Co. (The)	39,376,260

		641,017,082

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 0.1%
250,000	Yingli Green Energy Holding Co. Ltd.(a)	$3,200,000

Electronic Equipment & Instruments 0.3%
110,700	Itron, Inc.(a)	6,458,238

Energy Equipment & Services 1.5%
193,200	First Solar, Inc.(a)(b)	36,708,000

Gas Utilities 7.3%
2,069,212	Enagas (Spain)	38,373,568
826,960	Energen Corp.	30,779,451
1,012,300	EQT Corp.	37,708,175
1,496,400	ONEOK, Inc.	43,844,520
757,900	Questar Corp.	25,685,231

		176,390,945

Independent Power Producers & Energy Traders 9.5%
3,614,200	AES Corp. (The)(a)(b)	36,105,858
1,710,435	Constellation Energy Group, Inc.	46,660,667
	MPX Energia SA 144A (Brazil)
115,000	(original cost $65,214,608; purchased 12/31/07)(e)(f)	16,364,530
4,376,200	NRG Energy, Inc.(a)(b)	98,464,501
1,731,100	TransAlta Corp. (Canada)	31,712,388

		229,307,944

Media 1.8%
1,424,600	Time Warner Cable, Inc.	43,863,434

Multi-Utilities 15.2%
2,980,300	Centerpoint Energy, Inc.	30,160,636
10,362,400	Centrica PLC (United Kingdom)	41,379,825
4,226,000	CMS Energy Corp.(b)	47,922,840
720,900	Dominion Resources, Inc.	22,917,411
4,189,300	NiSource, Inc.	44,783,617
1,055,000	PG&E Corp.	38,729,050
1,363,100	Public Service Enterprise Group, Inc.	43,441,997
1,707,600	Sempra Energy	78,003,168
1,338,800	Xcel Energy, Inc.	22,960,420

		370,298,964

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 8.6%
1,874,953	Copano Energy LLC	$29,643,007
	Copano Energy LLC – D Units, Private Placement
421,000	(original cost $11,051,250; purchased 3/14/08)(e)(f)	5,943,817
1,791,200	Energy Transfer Equity LP	47,072,737
65,000	Foundation Coal Holdings, Inc.	1,907,750
3,749,970	OPTI Canada, Inc. (Canada)(a)	11,266,225
1,354,849	Regency Energy Partners LP(b)	17,125,291
	Trident Resources Corp. (Canada)
2,345,594	(original cost $34,626,921; purchased 12/4/03-3/9/06)(a)(e)(f)	—
2,747,800	Williams Cos., Inc. (The)	46,108,084
1,060,019	Williams Partners LP(b)	19,631,552
693,000	XTO Energy, Inc.	29,639,610

		208,338,073

Real Estate Investment Trust (REIT) 0.7%
480,200	Digital Realty Trust, Inc.(b)	17,176,754

Road & Rail 0.9%
421,000	Union Pacific Corp.	20,742,670

Trading Companies & Distributors 0.3%
890,700	Aircastle Ltd.	5,958,783

Transportation Infrastructure 1.1%
750,500	Aegean Marine Petroleum Network, Inc.	11,970,475
736,500	Atlantia SpA (Italy)	15,600,203

		27,570,678

Water Utilities 0.7%
1,012,100	American Water Works Co., Inc.	17,489,088

Wireless Telecommunication Services 8.5%
1,581,600	American Tower Corp. (Class A)(a)	50,405,592
2,191,501	Crown Castle International Corp.(a)	53,165,813
1,032,948	Leap Wireless International, Inc.(a)(b)	38,725,221
825,220	MetroPCS Communications, Inc.(a)(b)	14,136,019
2,484,000	NII Holdings, Inc.(a)	50,822,640

		207,255,285

	Total common stocks (cost $2,557,632,375 )	2,273,224,499

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2009 (Unaudited) continued

Principal Amount (000)

CONVERTIBLE BOND 1.6%

Wireless Telecommunication Services
$51,166	NII Holdings, Inc., 3.125%, expiring 6/15/12 (cost $28,613,782)
		$38,246,585

CORPORATE BOND 0.2%

Oil, Gas & Consumable Fuels
CAD 10,663	Trident Resources Corp., (Canada) Sub. Unsec. Note, PIK, 13.04%, due 8/12/12, Private Placement (original cost $10,090,627; purchased 8/20/07)(e)(f)	5,742,925

Shares
PREFERRED STOCKS 2.3%

Electrical Utilities 2.3%
30,435	China Hydroelectric Corp., 144A, Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	28,823,467
16,000	China Hydroelectric Corp., Series B, Private Placement (original cost $16,000,000; purchased 7/24/08)(a)(e)(f)	15,152,800
226,100	Great Plains Energy, Inc.	12,367,670

		56,343,937

Oil, Gas & Consumable Fuels
160,000	Trident Resources Corp. (Canada), Series B, Private Placement, (original cost $10,000,000; purchased 7/7/06)(a)(e)(f)	—

	Total preferred stocks (cost $67,305,000)	56,343,937

Units
WARRANTS

Oil, Gas & Consumable Fuels
732,600	Rentech, Inc. expiring 04/20/12, Private Placement (original cost $0; purchased 4/23/07)(a)(e)(f)	5,978
879,216	Trident Resources Corp., expiring 1/01/15, Private Placement (Canada) (cost $0; purchased 8/20/07)(a)(e)(f)	81

		6,059

	Total long-term investments (cost $2,663,641,784)	2,373,564,005

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 10.6%

Affiliated Money Market Mutual Fund 10.6%
258,328,939	Dryden Core Investment Fund - Taxable Money Market Series (cost $258,328,939; includes $188,906,981 of cash collateral received for securities on loan)(c)(g)	$258,328,939

Contracts
OUTSTANDING OPTIONS PURCHASED(a)

Put Options
1,257	S&P 500 Index, expiring 6/18/09 @ 755.00	163,410
1,240	S&P 500 Index, expiring 6/18/09 @ 770.00	186,000
1,218	S&P 500 Index, expiring 6/18/09 @ 780.00	252,126

	Total options purchased (cost $17,182,982)	601,536

	Total short-term investments (cost $275,511,921)	258,930,475

	Total Investments, Before Options Written(d) 108.3% (cost $2,939,153,705; Note 5)	2,632,494,480

OUTSTANDING OPTIONS WRITTEN(a) (0.7%)

Call Options (0.7%)
1,257	S&P 500 Index, expiring 6/18/09 @ 875.00	(6,687,240)
1,240	S&P 500 Index, expiring 6/18/09 @ 890.00	(5,580,000)
1,218	S&P 500 Index, expiring 6/18/09 @ 900.00	(4,384,800)

	Total call options	(16,652,040)

Put Options
1,240	S&P 500 Index, expiring 6/18/09 @ 605.00	(45,880)
2,475	S&P 500 Index, expiring 6/18/09 @ 615.00	(74,250)

	Total put options	(120,130)

	Total options written
	(premiums received $12,798,710)	(16,772,170)

	Total Investments, Net of Outstanding Options Written 107.6%
	(cost $2,926,354,995)	2,615,722,310
	Liabilities in excess of other assets (7.6%)	(185,497,819)

	Net Assets 100.0%	$2,430,224,491

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	11

Portfolio of Investments

as of May 31, 2009 (Unaudited) continued

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt.

CAD—Canadian Dollar

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $186,301,928; cash collateral of $188,906,981 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of May 31, 2009, 15 securities representing $255,482,067 and 10.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(e)	Indicates security is restricted to resale. The aggregate original cost of such securities is $188,379,049. The aggregate market value of $83,929,019 is approximately 3.5% of net assets.
(f)	Indicates a security that has been deemed illiquid.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,321,993,658	—
Level 2—Other Significant Observable Inputs	238,059,584	—
Level 3—Significant Unobservable Inputs	55,669,068	—

Total	$2,615,722,310	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/08	$75,388,940
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(20,069,092)
Net purchases (sales)	349,220
Transfers in and/or out of Level 3	—

Balance as of 5/31/09	$55,669,068

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	13

Portfolio of Investments

as of May 31, 2009 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2009 were as follows:

Electric Utilities	28.7%
Multi-Utilities	15.2
Affiliated Money Market Mutual Fund (including 7.8% of collateral received for securities on loan)	10.6
Wireless Telecommunication Services	10.1
Independent Power Producers & Energy Traders	9.5
Diversified Telecommunication Services	8.9
Oil, Gas & Consumable Fuels	8.8
Gas Utilities	7.3
Media	1.8
Energy Equipment & Services	1.5
Transportation Infrastructure	1.1
Commercial Services & Supplies	1.0
Road & Rail	0.9
Construction & Engineering	0.8
Real Estate Investment Trust (REIT)	0.7
Water Utilities	0.7
Electronic Equipment & Instruments	0.3
Trading Companies & Distributors	0.3
Electrical Equipment	0.1
Options*	—

108.3
Options Written	(0.7)
Liabilities in excess of other assets	(7.6)

100.0%

*	Less than 0.05%.

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the six months ended May 31, 2009. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2009 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments, Net unrealized depreciation on investments and foreign currencies	$607,595	Outstanding options written, Net unrealized depreciation on investments and foreign currencies	$16,772,170

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2009:

Amount of Realized Loss on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Written Options
Equity contracts	($1,922,127)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Options	Warrants	Written Options	Total
Equity contracts	($16,581,446)	($105,782)	($3,973,460)	($20,660,688)

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	15

Statement of Assets and Liabilities

as of May 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $186,301,928:
Unaffiliated investments (cost $2,680,824,766)	$2,374,165,541
Affiliated investments (cost $258,328,939)	258,328,939
Cash	272,311
Foreign currency, at value (cost $30)	34
Dividends and interest receivable	12,193,546
Receivable for investments sold	4,740,128
Foreign tax reclaim receivable	1,560,318
Receivable for Fund shares sold	518,213
Prepaid expenses	29,743

Total assets	2,651,808,773

Liabilities
Payable to broker for collateral for securities on loan	188,906,981
Outstanding options written (premiums received $12,798,710)	16,772,170
Payable for investments purchased	9,617,560
Payable for Fund shares reacquired	3,423,879
Management fee payable	908,672
Accrued expenses	815,676
Distribution fee payable	706,863
Affiliated transfer agent fee payable	410,743
Deferred directors' fees	21,738

Total liabilities	221,584,282

Net Assets	$2,430,224,491

Net assets were comprised of:
Common stock, at par	$3,228,501
Paid-in capital in excess of par	3,244,692,511

3,247,921,012
Undistributed net investment income	37,266,832
Accumulated net realized loss on investment and foreign currency transactions	(544,529,371)
Net unrealized depreciation on investments and foreign currencies	(310,433,982)

Net assets, May 31, 2009	$2,430,224,491

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,143,677,319 ÷ 284,727,304 shares of common stock issued and outstanding)	$7.53
Maximum sales charge (5.50% of offering price)	.44

Maximum offering price to public	$7.97

Class B
Net asset value, offering price and redemption price per share
($109,317,751 ÷ 14,552,575 shares of common stock issued and outstanding)	$7.51

Class C
Net asset value, offering price and redemption price per share
($96,828,403 ÷ 12,895,361 shares of common stock issued and outstanding)	$7.51

Class R
Net asset value, offering price and redemption price per share
($2,836,909 ÷ 377,009 shares of common stock issued and outstanding)	$7.52

Class Z
Net asset value, offering price and redemption price per share
($77,564,109 ÷ 10,297,871 shares of common stock issued and outstanding)	$7.53

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	17

Statement of Operations

Six Months Ended May 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,923,211)	$58,417,919
Interest	3,563,146
Affiliated income from securities loaned, net	1,070,818
Affiliated dividend income	601,937

Total income	63,653,820

Expenses
Management fee	5,328,998
Distribution fee—Class A	3,114,295
Distribution fee—Class B	547,786
Distribution fee—Class C	484,612
Distribution fee—Class R	6,448
Transfer agent’s fee and expenses (including affiliated expense of $696,500)	1,818,000
Custodian’s fees and expenses	302,000
Reports to shareholders	113,000
Directors’ fees	66,000
Registration fees	63,000
Insurance	56,000
Legal fees and expenses	32,000
Audit fee	10,000
Miscellaneous	33,515

Total expenses	11,975,654

Net investment income	51,678,166

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(283,272,146)
Foreign currency transactions	(954,021)
Written option transactions	(1,922,127)

(286,148,294)

Net change in unrealized appreciation (depreciation) on:
Investments	266,938,303
Foreign currencies	310,864
Written options	(3,973,460)

263,275,707

Net loss on investment and foreign currency transactions	(22,872,587)

Net Increase In Net Assets Resulting From Operations	$28,805,579

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2009	Year Ended November 30, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$51,678,166	$67,604,965
Net realized loss on investment and foreign currency transactions	(286,148,294)	(263,848,890)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	263,275,707	(2,220,785,007)

Net increase (decrease) in net assets resulting from operations	28,805,579	(2,417,028,932)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(27,613,324)	(54,821,601)
Class B	(1,032,838)	(1,447,303)
Class C	(932,241)	(1,175,398)
Class R	(30,133)	(40,207)
Class Z	(1,271,197)	(2,809,030)

	(30,879,733)	(60,293,539)

Distributions from net realized gains
Class A	—	(738,174,391)
Class B	—	(53,543,004)
Class C	—	(35,818,418)
Class R	—	(437,471)
Class Z	—	(27,553,742)

	—	(855,527,026)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	52,592,140	404,933,627
Net asset value of shares issued in reinvestment of dividends and distributions	27,866,380	838,191,679
Cost of shares reacquired	(256,779,329)	(824,285,996)

Net increase (decrease) in net assets from fund share transactions	(176,320,809)	418,839,310

Total decrease	(178,394,963)	(2,914,010,187)

Net Assets
Beginning of period	2,608,619,454	5,522,629,641

End of period (a)	$2,430,224,491	$2,608,619,454

(a) Includes undistributed net investment income of:	$37,266,832	$16,468,399

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited)

JennisonDryden Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company presently consists of three portfolios: Dryden Financial Services Fund, Jennison Health Sciences Fund and Jennison Utility Fund. These financial statements relate to Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in equity-related and investment grade debt securities of utility companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close

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of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similiar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is

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recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

The Fund may hold warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises

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the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, ..50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .45 of 1% for the six months ended May 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such expenses to .50 of 1% of the average daily net assets of Class R shares through March 31, 2010.

PIMS has advised the Fund that it received approximately $358,100 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2009, it received approximately $2,800, $156,300 and $19,400 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended May 31, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2009, the Fund incurred approximately $389,000 in total networking fees, of which approximately $1,600 and $143,400 was paid to Wachovia and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2009, Wachovia earned approximately $2,900 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2009, PIM has been compensated approximately $458,900 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

26	Visit our website at www.jennisondryden.com

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2009, were $688,203,666 and $839,367,433, respectively.

Transactions in options written during the six months ended May 31, 2009, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2008	—	$—
Options written	9,362	14,956,916
Options closed	(1,932)	(2,158,206)
Options expired	—	—

Options outstanding at May 31, 2009	7,430	$12,798,710

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation of Investments
$2,940,921,874	$308,148,194	$(616,575,588)	$(308,427,394)

The difference between book basis and tax basis is primarily attributable to wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2008 of approximately $204,600,000 which expires in 2016. The Fund has elected to treat post-October capital losses of approximately $51,125,000 and post-October currency losses of approximately $16,000 incurred in the month ended November 30, 2008 as having been incurred in the next fiscal year (November 30, 2009).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock, 25 million shares of Class R common stock and 25 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2009:
Shares sold	4,547,566	$32,248,942
Shares issued in reinvestment of dividends and distributions	3,588,249	25,106,179
Shares reacquired	(28,189,317)	(196,592,362)

Net increase (decrease) in shares outstanding before conversion	(20,053,502)	(139,237,241)
Shares issued upon conversion from Class B	1,915,184	13,268,743

Net increase (decrease) in shares outstanding	(18,138,318)	$(125,968,498)

Year ended November 30, 2008:
Shares sold	18,223,117	$229,600,457
Shares issued in reinvestment of dividends and distributions	52,430,931	734,515,009
Shares reacquired	(56,128,741)	(650,509,480)

Net increase (decrease) in shares outstanding before conversion	14,525,307	313,605,986
Shares issued upon conversion from Class B	5,978,442	80,474,036

Net increase (decrease) in shares outstanding	20,503,749	$394,080,022

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Class B	Shares	Amount
Six months ended May 31, 2009:
Shares sold	902,414	$6,348,211
Shares issued in reinvestment of dividends and distributions	129,997	908,077
Shares reacquired	(1,900,035)	(13,221,908)

Net increase (decrease) in shares outstanding before conversion	(867,624)	(5,965,620)
Shares reacquired upon conversion into Class A	(1,917,964)	(13,268,743)

Net increase (decrease) in shares outstanding	(2,785,588)	$(19,234,363)

Year ended November 30, 2008:
Shares sold	2,829,863	$35,816,947
Shares issued in reinvestment of dividends and distributions	3,549,953	49,870,575
Shares reacquired	(4,631,916)	(52,967,175)

Net increase (decrease) in shares outstanding before conversion	1,747,900	32,720,347
Shares reacquired upon conversion into Class A	(5,993,987)	(80,474,036)

Net increase (decrease) in shares outstanding	(4,246,087)	$(47,753,689)

Class C
Six months ended May 31, 2009:
Shares sold	675,230	$4,802,102
Shares issued in reinvestment of dividends and distributions	96,504	674,209
Shares reacquired	(2,594,138)	(18,007,196)

Net increase (decrease) in shares outstanding	(1,822,404)	$(12,530,885)

Year ended November 30, 2008:
Shares sold	4,580,110	$59,438,478
Shares issued in reinvestment of dividends and distributions	1,879,819	26,369,520
Shares reacquired	(5,305,317)	(58,796,307)

Net increase (decrease) in shares outstanding	1,154,612	$27,011,691

Class R
Six months ended May 31, 2009:
Shares sold	94,949	$676,398
Shares issued in reinvestment of dividends and distributions	4,313	30,134
Shares reacquired	(68,986)	(477,989)

Net increase (decrease) in shares outstanding	30,276	$228,543

Year ended November 30, 2008:
Shares sold	365,838	$4,601,716
Shares issued in reinvestment of dividends and distributions	34,192	477,248
Shares reacquired	(211,098)	(2,484,980)

Net increase (decrease) in shares outstanding	188,932	$2,593,984

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	29

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended May 31, 2009:
Shares sold	1,192,464	$8,516,487
Shares issued in reinvestment of dividends and distributions	163,701	1,147,781
Shares reacquired	(4,091,695)	(28,479,874)

Net increase (decrease) in shares outstanding	(2,735,530)	$(18,815,606)

Year ended November 30, 2008:
Shares sold	6,059,462	$75,476,029
Shares issued in reinvestment of dividends and distributions	1,929,897	26,959,327
Shares reacquired	(5,371,893)	(59,528,054)

Net increase (decrease) in shares outstanding	2,617,466	$42,907,302

Note 7. New Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), which is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. FSP 157-4 also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

30	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MAY 31, 2009	SEMIANNUAL REPORT

Jennison Utility Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2009
Per Share Operating Performance(a) :
Net Asset Value, Beginning Of Period	$7.49

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)

Total from investment operations	.13

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$7.53

Total Return(b):	1.88%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,144
Average net assets (000,000)	$2,082
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	4.41	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	30	%(e)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2008	2007	2006	2005	2004

$16.84	$17.31	$14.70	$11.47	$8.55

.19	.32	.39	.23	.18
(6.75)	2.77	3.58	3.21	2.91

(6.56)	3.09	3.97	3.44	3.09

(.18)	(.32)	(.39)	(.21)	(.17)
(2.61)	(3.24)	(.97)	—	—

(2.79)	(3.56)	(1.36)	(.21)	(.17)

$7.49	$16.84	$17.31	$14.70	$11.47

(46.58)%	22.21%	28.86%	30.20%	36.63%

$2,269	$4,754	$4,138	$3,335	$2,666
$3,920	$4,441	$3,686	$2,997	$2,343

.81%	.75%	.77%	.80%	.84%
.53%	.50%	.52%	.55%	.59%
1.55%	2.02%	2.54%	1.79%	1.83%

38%	50%	56%	40%	30%

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended May 31, 2009
Per Share Operating Performance(a) :
Net Asset Value, Beginning Of Period	$7.47

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)

Total from investment operations	.11

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	—

Total dividends and distributions	(.07)

Net asset value, end of period	$7.51

Total Return(b):	1.50%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$109
Average net assets (000,000)	$110
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	3.80	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2008	2007	2006	2005	2004

$16.80	$17.28	$14.67	$11.45	$8.54

.10	.20	.27	.14	.10
(6.75)	2.77	3.59	3.19	2.91

(6.65)	2.97	3.86	3.33	3.01

(.07)	(.21)	(.28)	(.11)	(.10)
(2.61)	(3.24)	(.97)	—	—

(2.68)	(3.45)	(1.25)	(.11)	(.10)

$7.47	$16.80	$17.28	$14.67	$11.45

(46.99)%	21.22%	27.95%	29.20%	35.56%

$130	$363	$340	$309	$308
$264	$351	$310	$307	$288

1.53%	1.50%	1.52%	1.55%	1.59%
.53%	.50%	.52%	.55%	.59%
.82%	1.26%	1.78%	1.05%	1.08%

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended May 31, 2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$7.47

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)

Total from investment operations	.11

Less Dividends and Distributions:
Dividends from net investment income	(.07)
Distributions from net realized gains	—

Total dividends and distributions	(.07)

Net asset value, end of period	$7.51

Total Return(b):	1.50%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$97
Average net assets (000,000)	$97
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	3.74	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2008	2007	2006	2005	2004

$16.78	$17.27	$14.67	$11.45	$8.54

.10	.20	.28	.14	.10
(6.73)	2.76	3.57	3.19	2.91

(6.63)	2.96	3.85	3.33	3.01

(.07)	(.21)	(.28)	(.11)	(.10)
(2.61)	(3.24)	(.97)	—	—

(2.68)	(3.45)	(1.25)	(.11)	(.10)

$7.47	$16.78	$17.27	$14.67	$11.45

(46.92)%	21.24%	27.88%	29.20%	35.56%

$110	$228	$166	$86	$38
$198	$195	$116	$57	$33

1.53%	1.50%	1.52%	1.55%	1.59%
.53%	.50%	.52%	.55%	.59%
.83%	1.28%	1.80%	1.07%	1.08%

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	37

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended May 31, 2009
Per Share Operating Performance(b) :
Net Asset Value, Beginning Of Period	$7.49

Income (loss) from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)

Total from investment operations	.12

Less Dividends and Distributions:
Dividends from net investment income	(.09)
Distributions from net realized gains	—

Total dividends and distributions	(.09)

Net asset value, end of period	$7.52

Total Return(c):	1.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,837
Average net assets (000)	$2,587
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(d)	1.16	%(e)
Expenses, excluding distribution and service (12b-1) fees	.66	%(e)
Net investment income	4.14	%(e)

(a)	Inception date.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Through March 31, 2010, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class R
Year Ended November 30,		August 22, 2006(a) through
2008	2007	November 30, 2006

$16.83	$17.38	$16.06

.16	.26	.09
(6.74)	2.73	1.35

(6.58)	2.99	1.44

(.15)	(.30)	(.12)
(2.61)	(3.24)	—

(2.76)	(3.54)	(.12)

$7.49	$16.83	$17.38

(46.66)%	21.36%	9.00%

$2,596	$2,655	$7
$3,377	$1,121	$1

1.03%	1.00%	1.02	%(e)
.53%	.50%	.52	%(e)
1.37%	1.59%	1.84	%(e)

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	39

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2009
Per Share Operating Performance(a) :
Net Asset Value, Beginning Of Period	$7.50

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.04)

Total from investment operations	.13

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains	—

Total dividends and distributions	(.10)

Net asset value, end of period	$7.53

Total Return(b):	1.91%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$78
Average net assets (000,000)	$83
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.66	%(d)
Expenses, excluding distribution and service (12b-1) fees	.66	%(d)
Net investment income	4.74	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2008	2007	2006	2005	2004

$16.85	$17.32	$14.71	$11.48	$8.56

.23	.36	.43	.27	.20
(6.75)	2.77	3.58	3.20	2.92

(6.52)	3.13	4.01	3.47	3.12

(.22)	(.36)	(.43)	(.24)	(.20)
(2.61)	(3.24)	(.97)	—	—

(2.83)	(3.60)	(1.40)	(.24)	(.20)

$7.50	$16.85	$17.32	$14.71	$11.48

(46.38)%	22.51%	29.17%	30.50%	36.92%

$98	$176	$132	$75	$34
$163	$150	$98	$51	$29

.53%	.50%	.52%	.55%	.59%
.53%	.50%	.52%	.55%	.59%
1.84%	2.27%	2.80%	2.06%	2.03%

See Notes to Financial Statements.

JennisonDryden Sector Funds, Inc./Jennison Utility Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland •
Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, JennisonDryden Sector Funds, Inc./Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	R	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
	CUSIP	476294848	476294830	476294822	476294731	476294814

MF105E2    0156830-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	July 22, 2009

*	Print the name and title of each signing officer under his or her signature.